Payden Corporate Bond Fund

Schedule of Investments
- January 31, 2025 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (2%
)
1,350,000 CyrusOne Data Centers Issuer I LLC 2024-2A
144A, 4.50%, 5/20/49 (a) $ 1,293
875,250 Domino's Pizza Master Issuer LLC 2021-1A
144A, 2.66%, 4/25/51 (a) 801
1,939,985 KREF Ltd. 2022-FL3 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.450%),
5.75%, 2/17/39 (a)(b) 1,945
1,847,750 Planet Fitness Master Issuer LLC 2022-1A 144A,
3.25%, 12/05/51 (a) 1,784
2,350,000 VB-S1 Issuer LLC-VBTEL 2022-1A 144A,
4.29%, 2/15/52 (a) 2,245
1,471,625 Zaxbys Funding LLC 2021-1A, 144A, 3.24%,
7/30/51 (a) 1,346
Total Asset Backed (Cost - $9,706)
9,414
Bank Loans(c) (1%
)
525,999 Bangl LLC Term Loan B 1L, (3 mo. Term Secured
Overnight Financing Rate + 3.500%), 8.81%,
2/01/29  531
367,632 DirectV Financing LLC Term Loan NON-EXT
1L, (3 mo. Term Secured Overnight Financing
Rate + 5.000%), 9.55%, 8/02/27  369
1,526,175 WaterBridge Midstream Operating LLC Term
Loan B 1L, (3 mo. Term Secured Overnight
Financing Rate + 4.750%), 9.08%, 6/27/29  1,530
Total Bank Loans (Cost - $2,405)
2,430
Corporate Bond (88%
)
Automotive  (4%)
1,100,000 Allison Transmission Inc. 144A, 3.75%,
1/30/31 (a) 982
1,055,000 BMW U.S. Capital LLC 144A, 4.85%,
8/13/31 (a)(d) 1,038
1,800,000 Ford Motor Credit Co. LLC , 2.90%, 2/16/28  1,672
2,000,000 Ford Motor Credit Co. LLC , 6.05%, 3/05/31  2,004
1,225,000 General Motors Co. , 5.40%, 4/01/48  1,075
1,200,000 General Motors Co. , 6.75%, 4/01/46  1,241
1,700,000 Hyundai Capital America 144A, 1.80%,
10/15/25 (a) 1,664
3,275,000 Nissan Motor Co. Ltd. 144A, 4.35%, 9/17/27 (a) 3,145
1,185,000 Volkswagen Group of America Finance LLC
144A, 5.70%, 9/12/26 (a) 1,197
14,018
Banking  (17%)
1,585,000 Bank of America Corp. N, (U.S. Secured
Overnight Financing Rate + 1.220%), 2.65%,
3/11/32 (b) 1,376
1,350,000 Bank of America Corp. , (3 mo. Term Secured
Overnight Financing Rate + 1.774%), 3.71%,
4/24/28 (b) 1,318
1,850,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 0.830%), 4.98%, 1/24/29 (b) 1,854
1,800,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 1.000%), 5.16%, 1/24/31 (b) 1,806
1,000,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 1.913%), 5.43%, 8/15/35 (b) 975
1,875,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 1.650%), 5.47%, 1/23/35 (b) 1,880
1,150,000 Barclays PLC , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.050%),
2.28%, 11/24/27 (b) 1,098
Principal
or Shares Security Description
Value
(000)
1,300,000 BNP Paribas SA 144A, (U.S. Secured Overnight
Financing Rate + 1.880%), 5.74%, 2/20/35 (a)
(b)(d) $ 1,309
1,675,000 BPCE SA 144A, (U.S. Secured Overnight
Financing Rate + 1.850%), 5.94%, 5/30/35 (a)
(b) 1,672
925,000 Canadian Imperial Bank of Commerce , 5.26%,
4/08/29  935
970,000 CapStar Bank , 5.88%, 9/29/26  979
1,150,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 1.830%), 6.02%, 1/24/36 (b) 1,155
1,705,000 Credit Agricole SA 144A, (U.S. Secured
Overnight Financing Rate + 1.740%), 5.86%,
1/09/36 (a)(b) 1,716
1,025,000 Danske Bank A/S 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.400%), 5.71%, 3/01/30 (a)(b) 1,045
1,175,000 Deutsche Bank AG , (U.S. Secured Overnight
Financing Rate + 3.180%), 6.72%, 1/18/29 (b) 1,224
1,250,000 Federation des Caisses Desjardins du Quebec
144A, 5.70%, 3/14/28 (a) 1,279
470,000 Fifth Third Bancorp , (U.S. Secured Overnight
Financing Rate + 1.840%), 5.63%, 1/29/32 (b) 477
900,000 Fifth Third Bancorp , (U.S. Secured Overnight
Financing Rate + 2.340%), 6.34%, 7/27/29 (b) 937
1,300,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.248%), 2.38%,
7/21/32 (b) 1,096
2,000,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.264%), 2.65%,
10/21/32 (b) 1,703
2,425,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.420%), 5.02%,
10/23/35 (b) 2,331
775,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.552%), 5.85%,
4/25/35 (b) 792
950,000 Huntington Bancshares Inc. , (Secured Overnight
Financing Rate + 1.870%), 5.71%, 2/02/35 (b) 951
700,000 Huntington National Bank , (Secured Overnight
Financing Rate + 1.650%), 4.55%, 5/17/28 (b) 695
915,000 JPMorgan Chase & Co. , (3 mo. Term Secured
Overnight Financing Rate + 2.460%), 3.11%,
4/22/41 (b) 686
910,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 2.440%), 3.11%, 4/22/51 (b) 604
640,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 0.860%), 4.51%, 10/22/28 (b) 635
1,370,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 1.040%), 4.60%, 10/22/30 (b) 1,346
1,975,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 1.990%), 4.85%, 7/25/28 (b) 1,978
1,700,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 1.845%), 5.35%, 6/01/34 (b) 1,705
950,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 1.315%), 5.50%, 1/24/36 (b) 956
1,210,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 1.490%), 5.77%, 4/22/35 (b) 1,242
700,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 1.810%), 6.25%, 10/23/34 (b) 742
1,025,000 KeyBank N.A. , 5.00%, 1/26/33  990

Payden Mutual Funds
Payden Corporate Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
1,225,000 Lloyds Banking Group PLC , (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.480%), 5.99%, 8/07/27 (b) $ 1,243
985,000 Mizuho Financial Group Inc. , (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.300%), 5.58%, 5/26/35 (b) 995
1,025,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.020%), 1.93%, 4/28/32 (b) 846
1,325,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.555%), 5.32%, 7/19/35 (b) 1,310
800,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.730%), 5.47%, 1/18/35 (b) 799
1,425,000 Morgan Stanley , (5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 2.430%),
5.95%, 1/19/38 (b) 1,439
600,000 NatWest Group PLC , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
0.900%), 1.64%, 6/14/27 (b) 575
355,000 NatWest Group PLC , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
1.350%), 5.85%, 3/02/27 (b) 359
475,000 NatWest Group PLC , (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
3.752%), 8.13% (b)(e) 506
1,430,000 PNC Financial Services Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.259%), 4.81%,
10/21/32 (b) 1,397
1,150,000 PNC Financial Services Group Inc. , (Secured
Overnight Financing Rate + 2.140%), 6.04%,
10/28/33 (b) 1,196
1,175,000 Royal Bank of Canada , (Secured Overnight
Financing Rate + 1.080%), 4.65%, 10/18/30 (b) 1,155
450,000 Santander Holdings USA Inc. , 3.24%, 10/05/26  438
1,300,000 Santander Holdings USA Inc. , (U.S. Secured
Overnight Financing Rate + 2.138%), 6.34%,
5/31/35 (b) 1,331
1,025,000 Truist Financial Corp. , (U.S. Secured Overnight
Financing Rate + 1.571%), 5.15%, 8/05/32 (b) 1,017
1,440,000 U.S. Bancorp , (U.S. Secured Overnight Financing
Rate + 1.230%), 4.65%, 2/01/29 (b) 1,431
1,000,000 Wachovia Corp. , 5.50%, 8/01/35  1,001
1,500,000 Wells Fargo & Co. , (3 mo. Term Secured
Overnight Financing Rate + 1.262%), 2.57%,
2/11/31 (b) 1,331
1,311,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.510%), 3.53%, 3/24/28 (b) 1,275
875,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.110%), 5.24%, 1/24/31 (b) 880
765,000 Westpac Banking Corp. , (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.200%), 5.62%, 11/20/35 (b) 753
62,764
Basic Industry  (3%)
525,000 Anglo American Capital PLC 144A, 5.50%,
5/02/33 (a) 522
1,075,000 Anglo American Capital PLC 144A, 5.75%,
4/05/34 (a) 1,084
1,800,000 ArcelorMittal SA , 6.00%, 6/17/34  1,828
975,000 Braskem Netherlands Finance BV 144A, 7.25%,
2/13/33 (a) 914
580,000 Builders FirstSource Inc. 144A, 5.00%,
3/01/30 (a) 556
Principal
or Shares Security Description
Value
(000)
1,000,000 CIMIC Finance USA Pty Ltd. 144A, 7.00%,
3/25/34 (a) $ 1,043
800,000 Glencore Funding LLC 144A, 5.89%, 4/04/54 (a) 783
1,100,000 Lockheed Martin Corp. , 5.20%, 2/15/64  1,009
785,000 Nature Conservancy A, 3.96%, 3/01/52  629
1,470,000 Norfolk Southern Corp. , 5.35%, 8/01/54  1,395
825,000 Regal Rexnord Corp. , 6.05%, 4/15/28  842
825,000 Regal Rexnord Corp. , 6.40%, 4/15/33  854
600,000 RTX Corp. , 4.63%, 11/16/48  513
1,050,000 Union Pacific Corp. , 4.95%, 5/15/53  958
12,930
Consumer Goods  (3%)
740,000 Anheuser-Busch InBev Worldwide Inc. , 8.00%,
11/15/39  923
1,320,000 Coca-Cola Co. , 2.60%, 6/01/50  801
329,000 Coty Inc./HFC Prestige Products Inc./HFC
Prestige International U.S. LLC 144A, 6.63%,
7/15/30 (a) 336
1,050,000 J M Smucker Co. , 6.50%, 11/15/43  1,114
1,150,000 JDE Peet's NV 144A, 1.38%, 1/15/27 (a) 1,075
2,030,000 Kroger Co. , 5.50%, 9/15/54  1,904
2,165,000 Land O' Lakes Inc. 144A, 7.00% (a)(e) 1,786
1,850,000 NIKE Inc. , 3.38%, 3/27/50  1,307
9,246
Energy  (4%)
835,000 Comstock Resources Inc. 144A, 6.75%,
3/01/29 (a) 821
1,825,000 EQM Midstream Partners LP 144A, 6.38%,
4/01/29 (a) 1,857
1,075,000 EQT Corp. , 5.70%, 4/01/28  1,095
330,000 Gran Tierra Energy Inc. 144A, 9.50%,
10/15/29 (a) 311
800,000 Kimmeridge Texas Gas LLC 144A, 8.50%,
2/15/30 (a) 804
750,000 Kinder Morgan Energy Partners LP , 6.55%,
9/15/40  785
775,000 Moss Creek Resources Holdings Inc. 144A,
8.25%, 9/01/31 (a) 773
410,000 Parsley Energy LLC/Parsley Finance Corp. 144A,
4.13%, 2/15/28 (a) 398
1,675,000 Rockies Express Pipeline LLC 144A, 4.95%,
7/15/29 (a) 1,607
1,050,000 Saudi Arabian Oil Co. 144A, 5.75%, 7/17/54 (a) 984
1,675,000 Southwestern Energy Co. , 4.75%, 2/01/32  1,564
1,470,000 Transocean Inc. 144A, 8.25%, 5/15/29 (a) 1,476
1,325,000 W&T Offshore Inc. 144A, 10.75%, 2/01/29 (a) 1,325
480,000 Williams Cos. Inc. , 8.75%, 3/15/32  570
14,370
Financial Services  (12%)
1,400,000 Ally Financial Inc. , (U.S. Secured Overnight
Financing Rate + 2.820%), 6.85%, 1/03/30 (b) 1,464
1,851,000 American Express Co. , 8.15%, 3/19/38  2,333
985,000 Apollo Global Management Inc. , 5.80%, 5/21/54  975
1,950,000 Ares Capital Corp. , 3.25%, 7/15/25  1,937
1,300,000 ASB Bank Ltd. 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.250%), 5.28%, 6/17/32 (a)(b) 1,299
1,100,000 Ashtead Capital Inc. 144A, 5.50%, 8/11/32 (a) 1,092
2,400,000 Banco Santander SA , 2.75%, 12/03/30  2,059
1,250,000 Blackstone Private Credit Fund , 2.63%,
12/15/26  1,192

Principal
or Shares Security Description
Value
(000)
605,000 Blackstone Secured Lending Fund , 2.75%,
9/16/26  $ 582
2,205,000 Blue Owl Capital Corp. , 3.75%, 7/22/25  2,193
1,275,000 Blue Owl Credit Income Corp. , 7.75%, 9/16/27  1,338
1,350,000 Blue Owl Finance LLC , 6.25%, 4/18/34  1,388
1,350,000 Capital One Financial Corp. , (U.S. Secured
Overnight Financing Rate + 1.290%), 2.64%,
3/03/26 (b) 1,347
915,000 Capital One Financial Corp. , (U.S. Secured
Overnight Financing Rate + 2.080%), 5.47%,
2/01/29 (b)(d) 926
2,300,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 2.107%), 2.57%, 6/03/31 (b) 2,021
1,430,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 1.351%), 3.06%, 1/25/33 (b) 1,236
1,000,000 Citigroup Inc. , 4.45%, 9/29/27  989
1,400,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 1.447%), 5.45%, 6/11/35 (b) 1,394
875,000 Enact Holdings Inc. , 6.25%, 5/28/29  894
425,000 Fortress Intermediate 3 Inc. 144A, 7.50%,
6/01/31 (a) 439
800,000 Franklin BSP Capital Corp. 144A, 7.20%,
6/15/29 (a) 819
675,000 Freedom Mortgage Holdings LLC 144A, 9.13%,
5/15/31 (a) 699
650,000 goeasy Ltd. 144A, 7.63%, 7/01/29 (a) 672
1,850,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.696%), 5.73%,
1/28/56 (b) 1,843
925,000 HPS Corporate Lending Fund 144A, 5.45%,
1/14/28 (a) 923
1,100,000 HSBC Holdings PLC , (U.S. Secured Overnight
Financing Rate + 1.460%), 5.55%, 3/04/30 (b) 1,113
2,850,000 HSBC Holdings PLC , (U.S. Secured Overnight
Financing Rate + 3.350%), 7.39%, 11/03/28 (b) 3,019
1,092,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 6.25%, 5/15/26  1,091
1,155,000 Low Income Investment Fund 2019, 3.71%,
7/01/29  1,073
1,600,000 Macquarie Group Ltd. 144A, (U.S. Secured
Overnight Financing Rate + 1.069%), 1.34%,
1/12/27 (a)(b) 1,549
1,150,000 Main Street Capital Corp. , 6.50%, 6/04/27  1,171
620,000 Mastercard Inc. , 3.85%, 3/26/50  481
550,000 Nuveen LLC 144A, 5.85%, 4/15/34 (a) 556
1,300,000 PayPal Holdings Inc. , 3.25%, 6/01/50  875
570,000 Synchrony Financial , 7.25%, 2/02/33  597
1,320,000 Westpac Banking Corp. , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.750%), 2.67%, 11/15/35 (b) 1,129
44,708
Healthcare  (7%)
1,350,000 AbbVie Inc. , 4.85%, 6/15/44  1,235
1,620,000 Amgen Inc. , 3.15%, 2/21/40  1,213
1,000,000 Amgen Inc. , 5.60%, 3/02/43  981
700,000 Blue Cross and Blue Shield of Minnesota 144A,
3.79%, 5/01/25 (a) 698
1,625,000 Bristol-Myers Squibb Co. , 4.25%, 10/26/49  1,319
895,000 Cigna Group , 4.90%, 12/15/48  767
1,850,000 CVS Health Corp. , 5.30%, 12/05/43  1,641
740,000 Dignity Health , 4.50%, 11/01/42  635
1,150,000 Elevance Health Inc. , 4.38%, 12/01/47  928
950,000 Eli Lilly & Co. , 4.88%, 2/27/53  858
Principal
or Shares Security Description
Value
(000)
1,180,000 HCA Inc. , 5.90%, 6/01/53  $ 1,124
2,300,000 Health Care Service Corp. A Mutual Legal
Reserve Co. 144A, 5.45%, 6/15/34 (a) 2,297
750,000 Humana Inc. , 5.50%, 3/15/53  676
1,350,000 Icon Investments Six DAC , 6.00%, 5/08/34  1,368
550,000 Jazz Securities DAC 144A, 4.38%, 1/15/29 (a) 524
950,000 Medline Borrower LP/Medline Co.-Issuer Inc.
144A, 6.25%, 4/01/29 (a) 967
1,300,000 Merck & Co. Inc. , 2.35%, 6/24/40  888
690,000 Molina Healthcare Inc. 144A, 4.38%, 6/15/28 (a) 664
955,000 PeaceHealth Obligated Group 2020, 1.38%,
11/15/25  928
1,200,000 Perrigo Finance Unlimited Co. , 4.90%, 6/15/30  1,132
950,000 Roche Holdings Inc. 144A, 5.22%, 3/08/54 (a) 907
1,150,000 Takeda Pharmaceutical Co. Ltd. , 5.65%, 7/05/44  1,137
420,000 Teva Pharmaceutical Finance Netherlands III BV ,
4.10%, 10/01/46  307
970,000 UnitedHealth Group Inc. , 5.88%, 2/15/53  974
1,820,000 Viatris Inc. , 4.00%, 6/22/50  1,235
25,403
Insurance  (5%)
725,000 AIA Group Ltd. 144A, 5.38%, 4/05/34 (a) 724
1,275,000 Arthur J Gallagher & Co. , 5.55%, 2/15/55  1,216
915,000 Athene Global Funding 144A, 5.52%,
3/25/27 (a) 926
1,175,000 Athene Holding Ltd. , 6.25%, 4/01/54  1,179
1,700,000 Augustar Life Insurance Co. 144A, 6.88%,
6/15/42 (a) 1,528
600,000 Beacon Funding Trust 144A, 6.27%, 8/15/54 (a) 584
1,020,000 F&G Annuities & Life Inc. , 6.50%, 6/04/29  1,042
1,150,000 Fairfax Financial Holdings Ltd. , 6.35%, 3/22/54  1,177
1,400,000 First American Financial Corp. , 2.40%, 8/15/31  1,160
450,000 Global Atlantic Fin Co. 144A, 6.75%,
3/15/54 (a) 456
775,000 MetLife Inc. , 5.30%, 12/15/34  772
725,000 Nationwide Financial Services Inc. 144A, 5.30%,
11/18/44 (a)(d) 666
1,731,000 Nationwide Mutual Insurance Co. 144A, 9.38%,
8/15/39 (a) 2,219
500,000 New York Life Insurance Co. 144A, 6.75%,
11/15/39 (a) 554
450,000 Pacific Life Insurance Co. 144A, 9.25%,
6/15/39 (a) 596
675,000 Prudential Financial Inc. , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.404%), 6.50%, 3/15/54 (b) 688
550,000 Teachers Insurance & Annuity Association of
America 144A, 4.90%, 9/15/44 (a) 490
2,000,000 Teachers Insurance & Annuity Association of
America 144A, 6.85%, 12/16/39 (a) 2,219
1,310,000 Unum Group , 6.00%, 6/15/54  1,302
19,498
Leisure  (1%)
1,100,000 Choice Hotels International Inc. , 5.85%, 8/01/34  1,097
835,000 Flutter Treasury DAC 144A, 6.38%, 4/29/29 (a) 849
500,000 Mattel Inc. 144A, 3.38%, 4/01/26 (a) 491
1,875,000 Warnermedia Holdings Inc. , 4.28%, 3/15/32  1,656
1,355,000 Warnermedia Holdings Inc. , 5.14%, 3/15/52  1,012
5,105

Payden Mutual Funds
Payden Corporate Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
Media  (2%)
1,820,000 Charter Communications Operating LLC/Charter
Communications Operating Capital , 3.50%,
6/01/41  $ 1,262
1,275,000 Charter Communications Operating LLC/Charter
Communications Operating Capital , 6.55%,
6/01/34  1,305
1,110,000 Comcast Corp. , 2.89%, 11/01/51  669
900,000 Comcast Corp. , 5.35%, 5/15/53  826
1,365,000 Paramount Global , 5.85%, 9/01/43  1,202
1,450,000 Time Warner Cable LLC , 6.75%, 6/15/39  1,451
6,715
Real Estate  (4%)
1,400,000 American Homes 4 Rent LP , 5.25%, 3/15/35  1,360
1,050,000 DOC DR LLC , 2.63%, 11/01/31  893
760,000 Extra Space Storage LP , 5.40%, 2/01/34  755
70,000 Healthpeak OP LLC , 3.40%, 2/01/25  70
1,175,000 NNN REIT Inc. , 5.50%, 6/15/34  1,174
1,375,000 Prologis Targeted U.S. Logistics Fund LP 144A,
5.25%, 1/15/35 (a) 1,346
1,875,000 Rexford Industrial Realty LP , 2.13%, 12/01/30  1,582
875,000 Simon Property Group LP , 6.65%, 1/15/54  975
1,200,000 Simon Property Group LP , 6.75%, 2/01/40  1,329
260,000 Star Holding LLC 144A, 8.75%, 8/01/31 (a) 253
1,110,000 Starwood Property Trust Inc. 144A, 6.50%,
7/01/30 (a) 1,121
360,000 Toll Brothers Finance Corp. , 4.88%, 11/15/25  360
1,650,000 Ventas Realty LP , 5.00%, 1/15/35  1,580
1,540,000 VICI Properties LP / VICI Note Co. Inc. 144A,
4.25%, 12/01/26 (a) 1,517
770,000 WEA Finance LLC 144A, 4.13%, 9/20/28 (a) 738
980,000 WEA Finance LLC 144A, 4.63%, 9/20/48 (a) 776
15,829
Retail  (2%)
915,000 Bath & Body Works Inc. , 6.88%, 11/01/35  945
2,000,000 Home Depot Inc. , 4.50%, 12/06/48 (d) 1,711
1,325,000 Lowe's Cos. Inc. , 5.13%, 4/15/50 (d) 1,194
345,000 Nordstrom Inc. , 4.25%, 8/01/31  305
875,000 Target Corp. , 4.50%, 9/15/32  848
1,400,000 Walmart Inc. , 4.50%, 9/09/52  1,225
1,355,000 Walmart Inc. , 4.50%, 4/15/53  1,183
7,411
Service  (2%)
505,000 ADT Security Corp. 144A, 4.13%, 8/01/29 (a) 475
2,185,000 American University 2019, 3.67%, 4/01/49  1,656
1,850,000 California Institute of Technology , 3.65%,
9/01/19  1,177
1,150,000 Ford Foundation 2020, 2.82%, 6/01/70  642
1,540,000 Georgetown University B, 4.32%, 4/01/49  1,289
1,180,000 President and Fellows of Harvard College ,
2.52%, 10/15/50  715
250,000 Wand NewCo 3 Inc. 144A, 7.63%, 1/30/32 (a) 259
6,213
Technology  (6%)
1,305,000 Apple Inc. , 2.65%, 5/11/50  813
1,200,000 Apple Inc. , 3.95%, 8/08/52  956
1,075,000 AppLovin Corp. , 5.13%, 12/01/29  1,074
1,475,000 Broadcom Inc. , 4.35%, 2/15/30  1,435
1,325,000 Broadcom Inc. , 5.15%, 11/15/31  1,329
750,000 CDW LLC/CDW Finance Corp. , 5.55%, 8/22/34  744
710,000 Concentrix Corp. , 6.65%, 8/02/26  725
Principal
or Shares Security Description
Value
(000)
89,000 Dell International LLC/EMC Corp. , 8.35%,
7/15/46  $ 113
1,455,000 Fiserv Inc. , 5.38%, 8/21/28  1,478
1,675,000 Foundry JV Holdco LLC 144A, 6.25%,
1/25/35 (a) 1,709
1,075,000 Helios Software Holdings Inc./ION Corporate
Solutions Finance Sarl 144A, 8.75%, 5/01/29 (a) 1,108
1,675,000 Hewlett Packard Enterprise Co. , 5.60%,
10/15/54  1,617
875,000 Microchip Technology Inc. , 4.90%, 3/15/28  874
1,130,000 Micron Technology Inc. , 5.30%, 1/15/31  1,131
2,800,000 Microsoft Corp. , 2.53%, 6/01/50  1,719
1,350,000 NXP BV/NXP Funding LLC/NXP USA Inc. ,
4.30%, 6/18/29  1,313
1,493,000 Oracle Corp. , 4.13%, 5/15/45  1,180
995,000 Oracle Corp. , 5.25%, 2/03/32  994
1,000,000 Oracle Corp. , 6.50%, 4/15/38  1,070
1,300,000 Seagate HDD Cayman , 5.75%, 12/01/34  1,267
22,649
Telecommunications  (6%)
1,575,000 Alphabet Inc. , 2.05%, 8/15/50  877
1,750,000 Amazon.com Inc. , 3.10%, 5/12/51  1,179
1,859,000 AT&T Inc. , 3.50%, 9/15/53  1,257
2,800,000 AT&T Inc. , 3.65%, 9/15/59  1,869
1,760,000 British Telecommunications PLC 144A, 4.25%,
11/08/49 (a) 1,362
1,500,000 Deutsche Telekom International Finance BV ,
8.75%, 6/15/30  1,746
1,110,000 Go Daddy Operating Co LLC/GD Finance Co.
Inc. 144A, 3.50%, 3/01/29 (a) 1,027
1,115,000 Juniper Networks Inc. , 2.00%, 12/10/30  935
1,475,000 Orange SA , 9.00%, 3/01/31  1,763
1,550,000 Rogers Communications Inc. , 5.45%, 10/01/43  1,447
820,000 Sable International Finance Ltd. 144A, 7.13%,
10/15/32 (a) 802
1,450,000 Stagwell Global LLC 144A, 5.63%, 8/15/29 (a) 1,400
1,100,000 TELUS Corp. , 4.60%, 11/16/48  897
905,000 Uber Technologies Inc. , 4.80%, 9/15/34  867
1,967,000 Verizon Communications Inc. , 2.36%, 3/15/32  1,637
2,075,000 Vodafone Group PLC , 5.75%, 6/28/54  1,991
21,056
Transportation  (1%)
1,325,000 American Airlines Inc./AAdvantage Loyalty IP
Ltd. 144A, 5.75%, 4/20/29 (a) 1,323
1,171,575 American Airlines Pass-Through Trust 2019-1,
AA, 3.15%, 2/15/32  1,077
1,122,444 American Airlines Pass-Through Trust 2019-1,
A, 3.50%, 2/15/32  1,002
975,000 Delta Air Lines Inc./SkyMiles IP Ltd. 144A,
4.75%, 10/20/28 (a) 969
4,371
Utility  (9%)
1,350,000 Algonquin Power & Utilities Corp. , 5.37%,
6/15/26  1,357
1,050,000 Basin Electric Power Cooperative 144A, 4.75%,
4/26/47 (a) 899
244,000 Berkshire Hathaway Energy Co. , 6.13%, 4/01/36  256
800,000 Boston Gas Co. 144A, 6.12%, 7/20/53 (a) 800
1,265,000 Brooklyn Union Gas Co. 144A, 6.42%,
7/18/54 (a) 1,310
1,115,000 Consolidated Edison Co. of New York Inc. ,
5.50%, 3/15/55  1,067

Principal
or Shares Security Description
Value
(000)
1,050,000 Dominion Energy South Carolina Inc. , 6.25%,
10/15/53  $ 1,128
1,000,000 Duke Energy Corp. , 5.45%, 6/15/34  997
2,250,000 Duke Energy Florida LLC , 5.95%, 11/15/52  2,285
1,000,000 Enel Finance International NV 144A, 5.13%,
6/26/29 (a) 1,001
925,000 Engie SA 144A, 5.88%, 4/10/54 (a) 910
1,200,000 Entergy Louisiana LLC , 5.35%, 3/15/34  1,201
1,300,000 Exelon Corp. , 5.15%, 3/15/29  1,310
1,825,000 Indiana Michigan Power Co. , 5.63%, 4/01/53  1,764
900,000 Indianapolis Power & Light Co. 144A, 5.70%,
4/01/54 (a) 881
625,000 Interstate Power and Light Co. , 5.45%, 9/30/54  589
660,000 KeySpan Gas East Corp. 144A, 5.82%,
4/01/41 (a) 639
1,675,000 Narragansett Electric Co. 144A, 5.35%,
5/01/34 (a) 1,663
1,780,000 National Fuel Gas Co. , 5.50%, 1/15/26  1,789
610,000 Nevada Power Co. , 6.00%, 3/15/54  623
950,000 NextEra Energy Capital Holdings Inc. , 5.00%,
2/28/30  954
975,000 NextEra Energy Capital Holdings Inc. , 5.55%,
3/15/54  926
775,000 Niagara Mohawk Power Corp. 144A, 5.66%,
1/17/54 (a) 745
1,000,000 NiSource Inc. , 5.65%, 2/01/45  982
900,000 Northern States Power Co. , 5.10%, 5/15/53  827
675,000 Public Service Electric and Gas Co. , 5.13%,
3/15/53  627
1,450,000 RWE Finance U.S. LLC 144A, 5.88%,
4/16/34 (a) 1,452
941,000 System Energy Resources Inc. , 6.00%, 4/15/28  970
585,000 Tucson Electric Power Co. , 5.50%, 4/15/53  559
1,275,000 Union Electric Co. , 5.13%, 3/15/55  1,166
31,677
Total Corporate Bond (Cost - $345,186)
323,963
Foreign Government (0%
)
1,885,000 Corp. Financiera de Desarrollo SA 144A, 2.40%,
9/28/27 (a)
(Cost - $1,883) 1,750
Mortgage Backed (5%
)
1,300,000 AREIT Ltd. 2025-CRE10 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.388%),
5.74%, 12/17/29 (a)(b) 1,302
1,200,000 AREIT Ltd. 2024-CRE9 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.686%),
5.99%, 5/17/41 (a)(b) 1,205
1,605,734 BX Commercial Mortgage Trust 2024-XL5
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.392%), 5.70%, 3/15/41 (a)(b) 1,612
1,128,116 BX Commercial Mortgage Trust 2024-MDHS
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.641%), 5.95%, 5/15/41 (a)(b) 1,134
1,325,000 BX Trust 2024-VLT4 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.491%),
5.80%, 7/15/29 (a)(b) 1,333
Principal
or Shares Security Description
Value
(000)
900,000 BX Trust 2023-DELC 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.690%),
7.00%, 5/15/38 (a)(b) $ 908
1,345,000 Connecticut Avenue Securities Trust 2022-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 4.500%), 8.85%,
1/25/42 (a)(b) 1,419
1,001,921 Connecticut Avenue Securities Trust 2024-
R03 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.150%), 5.50%,
3/25/44 (a)(b) 1,003
1,350,000 CSTL Commercial Mortgage Trust 2024-GATE
144A, 4.92%, 11/10/41 (a)(f) 1,326
1,603,900 Extended Stay America Trust 2021-ESH 144A,
(1 mo. Term Secured Overnight Financing Rate
+ 1.814%), 6.12%, 7/15/38 (a)(b) 1,608
1,700,000 MF1 2024-FL16 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.541%), 5.84%,
11/18/29 (a)(b) 1,715
537,814 MHC Commercial Mortgage Trust 2021-MHC
144A, (1 mo. Term Secured Overnight Financing
Rate + 0.915%), 5.22%, 4/15/38 (a)(b) 537
1,500,000 NXPT Commercial Mortgage Trust 2024-STOR
144A, 4.31%, 11/05/41 (a)(f) 1,445
1,088,890 OBX Trust 2024-NQM14 144A, 4.94%,
9/25/64 (a) 1,077
Total Mortgage Backed (Cost - $17,596)
17,624
Municipal (0%
)
1,050,000 Michigan Finance Authority D, 5.02%, 11/01/43
(Cost - $1,050) 959
Investment Company (4%
)
8,856,305 Payden Cash Reserves Money Market Fund* 8,856
589,623 Payden Emerging Market Corporate Bond Fund,
SI Class* 5,171
Total Investment Company (Cost - $13,846)
14,027
Total Investments (Cost - $391,672) (100%)
370,167
Liabilities in excess of Other Assets (0%)
(1,028)
Net Assets (100%) $ 369,139
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at January
31, 2025.
(c) Floating rate security. The rate shown reflects the rate in effect at January 31,
2025. The stated maturity is subject to prepayments.
(d) All or a portion of these securities are on loan. At January 31, 2025, the total market value of the Fund’s securities on loan is $3,194 and the total market value of the collateral held by the Fund is $3,351. Amounts in 000s.
(e) Perpetual security with no stated maturity date.
(f) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Payden Mutual Funds
Payden Corporate Bond Fund
continued
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
U.S. Long Bond Future 85 Mar-25 $ 9,682 $ (385) $ (385)
U.S. Treasury 10-Year Note Future 88 Mar-25 9,578 (164) (164)
U.S. Treasury 2-Year Note Future 46 Mar-25 9,459 (8) (8)
U.S. Treasury 5-Year Note Future 154 Mar-25 16,384 (133) (133)
a a
(690)
Short Contracts:
U.S. 10-Year Ultra Future 93 Mar-25 (10,358) 136 136
U.S. Ultra Bond Future 68 Mar-25 (8,056) 260 260
a a

Total Futures
$(294)